CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Loss for the year	$ (6,388)	$ (28,914)	$ (22,090)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation	1,674	2,526	1,296
Amortisation	1,403	2,368	2,825
Income tax credit	(182)	(1,006)	(1,115)
Financial income	(36)	(697)	(2,124)
Financial expense	6,751	6,582	5,080
Share-based payments (net of capitalized amounts)	792	758	1,369
Foreign exchange (gains)/losses on operating cash flows	(663)	(93)	311
Loss on disposal or retirement of property, plant and equipment	30	17	15
Movement in inventory provision	5,059	1,567	300
Impairment of prepayments	562	1,376	1,608
Impairment of property, plant and equipment	1,795	6,349	6,112
Impairment of intangible assets	15,422	16,570	19,212
Other non-cash items	(634)	835	570
Operating cash flows before changes in working capital	25,585	8,238	13,369
(Increase) / decrease in trade and other receivables	(2,489)	445	(5,960)
Increase) / decrease in inventories	(3,419)	(2,959)	1,988
Increase / (decrease) in trade and other payables	4,994	151	(3,419)
Cash generated from operations	24,671	5,875	5,978
Interest paid	(48)	(1,000)	(39)
Interest received	104	560	874
Income taxes (paid) / received	(972)	(18)	416
Net cash generated by operating activities	23,755	5,417	7,229
Cash flows from investing activities
Payments to acquire intangible assets	(6,990)	(9,718)	(9,863)
Acquisition of property, plant and equipment	(3,178)	(2,118)	(7,528)
Disposal of property, plant and equipment	(30)	(17)
Net cash used in investing activities	(10,198)	(11,853)	(17,391)
Cash flows from financing activities
Share buyback			(434)
Proceeds from Paycheck Protection loans	4,520
Interest payment on exchangeable notes	(3,996)	(3,996)	(4,503)
Purchase of exchangeable notes			(12,042)
Proceeds from sale & leaseback transactions			481
Payment of lease liabilities	(3,240)	(3,533)	(374)
Net cash used in financing activities	(2,716)	(7,529)	(16,872)
Increase/(Decrease) in cash and cash equivalents and short term investments	10,841	(13,965)	(27,034)
Effects of exchange rate movements on cash held	86	88	(296)
Cash and cash equivalents and short-term investments at beginning of year	16,400	30,277	57,607
Cash and cash equivalents and short term investments at end of year	$ 27,327	$ 16,400	$ 30,277